UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04700

                           The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 1.6%, compared with total returns of 1.2% and 0.04% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 1.3%. The Fund’s NAV per share was $6.59, while the price of the publicly traded shares closed at $6.26 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)

								Since Inception
	Year to Date	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	(08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	1.64%	0.90%	19.16%	9.73%	8.12%	10.26%	10.40%	11.06%
Investment Total Return (c)	1.27	(6.00)	18.47	8.44	7.46	9.81	10.12	10.57
S&P 500 Index	1.23	7.42	17.34	7.89	4.36	8.91	9.54	10.03	(d)
Dow Jones Industrial Average	0.04	7.17	15.34	8.28	6.06	9.46	10.15	10.88	(d)
Nasdaq Composite Index	5.99	14.59	20.27	10.47	2.51	9.61	9.97	9.67	(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2015:

The Gabelli Equity Trust Inc.

Food and Beverage	10.5%
Financial Services	8.5%
Entertainment	8.0%
Cable and Satellite	7.3%
Equipment and Supplies	5.5%
Diversified Industrial	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.4%
Consumer Services	3.9%
Energy and Utilities	3.9%
Consumer Products	3.8%
Retail	3.6%
Telecommunications	3.1%
Business Services	2.9%
U.S. Government Obligations	2.5%
Aerospace and Defense	2.4%
Machinery	2.4%
Aviation: Parts and Services	2.1%
Specialty Chemicals	2.0%
Hotels and Gaming	1.7%
Broadcasting	1.6%

Wireless Communications	1.3%
Publishing	1.3%
Electronics	1.2%
Environmental Services	1.1%
Telecommunication Services	0.9%
Automotive	0.7%
Agriculture	0.7%
Computer Software and Services	0.7%
Metals and Mining	0.5%
Communications Equipment	0.5%
Transportation	0.4%
Real Estate	0.4%
Building and Construction	0.3%
Closed-End Funds	0.2%
Manufactured Housing and Recreational Vehicles	0.1%
Real Estate Investment Trusts	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended June 30, 2015 (Unaudited)

	Shares	Ownership at June 30, 2015
NET PURCHASES
Common Stocks
Aerojet Rocketdyne Holdings Inc.	275,000	275,000
Allergan plc(a)	8,000	8,000
Assa Abloy AB, Cl. B(b)	12,000	18,000
B/E Aerospace Inc.	1,000	30,000
Bel Fuse Inc., Cl. A	1,100	19,100
Chemtura Corp.	20,000	50,000
CST Brands Inc.	3,000	63,500
DigitalGlobe Inc.	6,000	20,000
Emerson Electric Co.	5,000	5,000
Energizer Holdings Inc.	9,000	143,000
Google Inc., Cl. C(c)	502	1,002
Harris Corp.(d)	25,002	25,002
Integrated Device Technology Inc.	50,000	50,000
International Game Technology plc	9,095	9,095
Journal Media Group Inc.(e)	6,250	6,250
Koninklijke Philips NV	1,084	34,171
Mandarin Oriental International Ltd.	913,900	4,569,500
Marathon Petroleum Corp.(f)	4,000	8,000
MGM Resorts International	25,000	50,000
Millicom International Cellular SA, SDR	2,000	42,000
Mylan NV	9,000	9,000
Navistar International Corp.	10,000	222,874
Penske Automotive Group Inc.	2,000	30,000
Rolls-Royce Holdings plc, Cl. C(g)	169,200,000	169,200,000
The ADT Corp.	3,000	125,000
The New Germany Fund Inc.	2,922	123,430

NET SALES
Common Stocks
Actavis plc(a)	(8,000)	—
AMC Networks Inc., Cl. A	(4,000)	266,200
American Express Co.	(5,000)	416,000
Aramark	(8,000)	12,500
Avon Products Inc.	(10,000)	100,000
Citigroup Inc.	(10,000)	88,000
Corning Inc.	(7,100)	430,000
Coty Inc., Cl. A	(10,000)	105,000
Dean Foods Co.	(5,000)	—
Deere & Co.	(4,000)	295,000
DIRECTV	(61,700)	307,500
DISH Network Corp., Cl. A	(10,200)	89,400
Donaldson Co. Inc.	(4,000)	370,800
Edenred	(1,000)	3,000
Exelis Inc.(d)	(230,600)	—

	Shares	Ownership at June 30, 2015
Exxon Mobil Corp.	(10,800)	58,600
Flowserve Corp.	(14,000)	262,500
GenCorp Inc.	(275,000)	—
Hermes International	(111)	1,270
Il Sole 24 Ore SpA	(50,000)	—
Intelsat SA	(12,000)	—
International Business Machines Corp.	(7,000)	—
International Game Technology	(50,000)	—
InterXion Holding NV	(2,000)	23,000
Liberty Global plc, Cl. C	(5,000)	240,000
Liberty Media Corp., Cl. C	(10,000)	171,000
Medtronic plc	(1,461)	32,000
Pier 1 Imports Inc.	(6,000)	—
Post Holdings Inc.	(5,000)	46,000
Rollins Inc.	(2,500)	1,806,500
Rolls-Royce Holdings plc	(24,000)	1,176,000
Salix Pharmaceuticals Ltd.	(60,000)	—
Talisman Energy Inc.	(125,000)	—
Telefonica Brasil SA, ADR	(5,000)	76,500
The Boeing Co.	(5,000)	93,000
The St. Joe Co.	(4,500)	275,000
The Weir Group plc	(5,200)	59,600
Transocean Ltd.	(8,000)	—
Twenty-First Century Fox Inc., Cl. A	(4,000)	581,200
Verizon Communications Inc.	(8,000)	125,000
Wal-Mart Stores Inc.	(2,900)	33,200
Westar Energy Inc.	(5,500)	164,000
Whole Foods Market Inc.	(3,000)	35,000
Zep Inc.	(95,000)	—
Rights
Mandarin Oriental International Ltd., expire 04/08/2015(h)	(913,900)	—

(a)	Name and identifier change from Actavis plc (BD1NQJ9) to Allergan plc (BY9D546).
(b)	Stock split - 3 shares for every 1 share held.
(c)	Stock dividend - 0.00275 shares of Google Inc., Cl. C for every 1 share held. 500 shares were purchased before stock dividend.
(d)	Merger - $16.625 cash plus 0.1025 shares of Harris Corp. for every 1 share of Exelis Inc. held. 1,366 shares of Harris Corp. were purchased after merger.
(e)	Spin off - $1.0297 cash plus 0.25 shares of Journal Media Group Inc. for every 1 share of The E.W. Scripps Co., Cl. A held.
(f)	Stock Split - 2 shares for every 1 share held.
(g)	Stock dividend - 141 shares of Rolls-Royce Holdings plc, Cl. C for every 1 share of Rolls-Royce Holdings plc held. 24,000 shares of Rolls-Royce Holdings plc were sold after stock dividend.
(h)	Rights expired

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.3%
	Food and Beverage — 10.5%
3,000	Ajinomoto Co. Inc.	$52,866	$64,996
53,541	Brown-Forman Corp., Cl. A	1,853,123	5,965,538
17,975	Brown-Forman Corp., Cl. B	1,036,424	1,800,736
63,800	Campbell Soup Co.	1,781,130	3,040,070
65,000	Chr. Hansen Holding A/S	2,725,303	3,171,371
15,000	Coca-Cola Enterprises Inc.	275,289	651,600
100,000	ConAgra Foods Inc.	3,373,034	4,372,000
30,600	Constellation Brands Inc., Cl. A	383,791	3,550,212
18,000	Crimson Wine Group Ltd.†	91,848	168,300
201,500	Danone SA	9,779,634	13,027,030
652,800	Davide Campari-Milano SpA	3,566,380	4,967,067
197,000	Diageo plc, ADR	10,543,710	22,859,880
89,800	Dr Pepper Snapple Group Inc.	2,143,930	6,546,420
80,000	Flowers Foods Inc.	263,976	1,692,000
76,200	Fomento Economico Mexicano SAB de CV, ADR	1,023,214	6,788,658
50,000	General Mills Inc.	1,563,162	2,786,000
1,848,400	Grupo Bimbo SAB de CV, Cl. A†	2,624,249	4,775,793
41,300	Heineken NV	1,962,995	3,134,174
16,000	Ingredion Inc.	230,160	1,276,960
105,000	ITO EN Ltd.	2,422,898	2,203,211
12,800	Kellogg Co.	475,305	802,560
64,000	Kerry Group plc, Cl. A	735,609	4,714,843
55,333	Kraft Foods Group Inc.	2,028,347	4,711,052
10,600	LVMH Moet Hennessy Louis Vuitton SE	365,943	1,857,109
45,000	Maple Leaf Foods Inc.	828,035	853,523
287,000	Mondelēz International Inc., Cl. A	7,844,630	11,807,180
70,000	Morinaga Milk Industry Co. Ltd.	299,202	256,812
42,900	Nestlé SA	1,832,393	3,097,224
213,000	PepsiCo Inc.	12,414,911	19,881,420
39,200	Pernod Ricard SA	3,228,300	4,527,548
46,000	Post Holdings Inc.†	976,996	2,480,780
43,000	Remy Cointreau SA	2,567,361	3,099,233
117,600	The Coca-Cola Co.	3,597,844	4,613,448
32,000	The Hain Celestial Group Inc.†	214,736	2,107,520
3,000	The J.M. Smucker Co.	149,101	325,230
42,000	The WhiteWave Foods Co.†	696,348	2,052,960
125,186	Tootsie Roll Industries Inc.	1,771,739	4,044,760
50,000	Tyson Foods Inc., Cl. A	421,291	2,131,500
341,000	Yakult Honsha Co. Ltd.	9,700,538	20,228,459

		97,845,745	186,435,177

	Financial Services — 8.5%
416,000	American Express Co.(a)	27,154,757	32,331,520
50,000	American International Group Inc.	2,646,871	3,091,000
13,200	Argo Group International Holdings Ltd.	389,834	735,240
72,000	Banco Santander SA, ADR	545,542	504,720

Shares		Cost	Market Value
124	Berkshire Hathaway Inc., Cl. A†	$535,824	$25,401,400
10,000	Calamos Asset Management Inc., Cl. A	88,164	122,500
18,800	CIT Group Inc.	776,644	874,012
88,000	Citigroup Inc.	3,161,659	4,861,120
16,000	Cullen/Frost Bankers Inc.	1,212,267	1,257,280
12,777	Deutsche Bank AG	542,318	385,354
4,000	Financial Engines Inc.	152,883	169,920
50,000	Fortress Investment Group LLC, Cl. A	308,068	365,000
40,400	H&R Block Inc.	994,539	1,197,860
40,000	Interactive Brokers Group Inc., Cl. A	643,310	1,662,400
340,100	Janus Capital Group Inc.	3,838,574	5,822,512
56,800	JPMorgan Chase & Co.	1,944,615	3,848,768
32,400	Kinnevik Investment AB, Cl. A	531,784	1,039,633
125,000	Legg Mason Inc.	3,312,972	6,441,250
95,900	Leucadia National Corp.	1,340,120	2,328,452
14,000	Loews Corp.	558,454	539,140
125,000	Marsh & McLennan Companies Inc.	3,772,923	7,087,500
9,000	Moody’s Corp.	312,150	971,640
22,000	Och-Ziff Capital Management Group LLC, Cl. A	209,719	268,840
50,000	Quinpario Acquisition Corp. 2†	500,000	522,500
124,100	State Street Corp.	4,346,707	9,555,700
17,000	SunTrust Banks Inc.	358,050	731,340
128,400	T. Rowe Price Group Inc.	4,102,431	9,980,532
210,500	The Bank of New York Mellon Corp.	6,366,200	8,834,685
20,000	The Charles Schwab Corp.	292,250	653,000
12,300	The Dun & Bradstreet Corp.	292,691	1,500,600
13,000	W. R. Berkley Corp.	476,775	675,090
57,000	Waddell & Reed Financial Inc., Cl. A	2,152,241	2,696,670
270,000	Wells Fargo & Co.	8,051,764	15,184,800

		81,913,100	151,641,978

	Entertainment — 8.0%
116,600	Discovery Communications Inc., Cl. A†	2,735,023	3,878,116
244,800	Discovery Communications Inc., Cl. C†	2,766,202	7,608,384
605,000	Grupo Televisa SAB, ADR	7,996,123	23,486,100
143,123	Media General Inc.†	1,369,940	2,364,392
32,000	Societe d’Edition de Canal +	34,011	271,132
71,700	Starz, Cl. A†	311,175	3,206,424
305,000	The Madison Square Garden Co., Cl. A†	6,115,294	25,464,450
186,800	Time Warner Inc.	8,054,928	16,328,188
40,000	Tokyo Broadcasting System Holdings Inc.	796,181	552,682

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
581,200	Twenty-First Century Fox Inc., Cl. A	$5,683,712	$18,915,154
367,000	Twenty-First Century Fox Inc., Cl. B	7,939,416	11,824,740
70,000	Universal Entertainment Corp.	1,103,319	1,582,629
276,500	Viacom Inc., Cl. A	13,086,679	17,936,555
346,666	Vivendi SA	8,436,251	8,744,140

		66,428,254	142,163,086

	Cable and Satellite — 7.3%
266,200	AMC Networks Inc., Cl. A†	11,421,000	21,788,470
1,102,000	Cablevision Systems Corp., Cl. A	14,439,288	26,381,880
91,400	Comcast Corp., Cl. A, Special	1,115,553	5,478,516
307,500	DIRECTV†	22,824,112	28,532,925
89,400	DISH Network Corp., Cl. A†	2,351,646	6,053,274
34,440	EchoStar Corp., Cl. A†	1,143,721	1,676,539
481,890	Rogers Communications Inc., New York, Cl. B	4,356,533	17,121,552
19,310	Rogers Communications Inc., Toronto, Cl. B	137,424	684,894
108,800	Scripps Networks Interactive Inc., Cl. A	3,513,944	7,112,256
120,000	Shaw Communications Inc., New York, Cl. B	354,632	2,614,800
40,000	Shaw Communications Inc., Toronto, Cl. B	52,983	871,097
65,000	Time Warner Cable Inc.	6,714,878	11,581,050

		68,425,714	129,897,253

	Equipment and Supplies — 5.5%
450,000	AMETEK Inc.	6,017,620	24,651,000
7,000	Amphenol Corp., Cl. A	12,928	405,790
94,000	CIRCOR International Inc.	1,246,366	5,125,820
370,800	Donaldson Co. Inc.	3,337,755	13,274,640
262,500	Flowserve Corp.	4,355,693	13,823,250
37,400	Franklin Electric Co. Inc.	215,706	1,209,142
112,000	GrafTech International Ltd.†	902,773	555,520
268,000	IDEX Corp.	7,400,041	21,059,440
49,000	Ingersoll-Rand plc	1,050,094	3,303,580
43,300	Mueller Industries Inc.	1,014,578	1,503,376
13,000	Sealed Air Corp.	208,279	667,940
45,000	Tenaris SA, ADR	1,981,220	1,215,900
10,000	The Greenbrier Companies Inc.	198,206	468,500
4,000	The Manitowoc Co. Inc.	25,450	78,400
81,000	The Timken Co.	3,055,909	2,962,170
59,600	The Weir Group plc	250,790	1,589,171
125,000	Watts Water Technologies Inc., Cl. A	3,970,158	6,481,250

		35,243,566	98,374,889

Shares		Cost	Market Value
	Health Care — 4.8%
6,000	Agilent Technologies Inc.	$247,707	$231,480
22,450	Alere Inc.†	830,240	1,184,238
8,000	Allergan plc†	1,312,353	2,427,680
34,000	Amgen Inc.	2,201,978	5,219,680
27,000	Baxter International Inc.	1,433,553	1,888,110
12,500	Becton, Dickinson and Co.	1,002,237	1,770,625
19,200	Biogen Inc.†	1,226,425	7,755,648
270,000	Boston Scientific Corp.†	1,927,086	4,779,000
76,300	Bristol-Myers Squibb Co.	1,919,054	5,077,002
15,000	DaVita HealthCare Partners Inc.†	944,551	1,192,050
9,000	Endo International plc†	702,090	716,850
20,000	Express Scripts Holding Co.†	1,359,191	1,778,800
28,800	Henry Schein Inc.†	999,862	4,093,056
50,000	Hospira Inc.†	2,201,557	4,435,500
46,800	Indivior plc†	28,408	165,305
37,000	Johnson & Johnson	2,400,670	3,606,020
25,000	Mead Johnson Nutrition Co.	1,123,205	2,255,500
32,000	Medtronic plc	2,400,640	2,371,200
95,200	Merck & Co. Inc.	2,219,590	5,419,736
9,000	Mylan NV†	627,407	610,740
88,200	Novartis AG, ADR	3,993,309	8,673,588
15,000	Teva Pharmaceutical Industries Ltd., ADR	581,414	886,500
87,000	UnitedHealth Group Inc.	4,489,729	10,614,000
4,000	Waters Corp.†	285,470	513,520
54,500	William Demant Holding A/S†	2,483,169	4,157,601
8,600	Zimmer Biomet Holdings Inc.	435,897	939,378
35,000	Zoetis Inc.	1,122,327	1,687,700

		40,499,119	84,450,507

	Diversified Industrial — 4.7%
500	Acuity Brands Inc.	12,751	89,990
160,000	Ampco-Pittsburgh Corp.	2,128,534	2,419,200
195,100	Crane Co.	4,812,351	11,458,223
149,000	General Electric Co.	3,595,665	3,958,930
138,300	Greif Inc., Cl. A	1,499,216	4,958,055
12,800	Greif Inc., Cl. B	637,917	518,400
32,000	Griffon Corp.	298,790	509,440
353,000	Honeywell International Inc.	15,918,207	35,995,410
122,000	ITT Corp.	1,468,866	5,104,480
11,000	Jardine Strategic Holdings Ltd.	222,951	332,970
8,000	Kennametal Inc.	313,351	272,960
50,000	Myers Industries Inc.	818,952	950,000
86,000	Park-Ohio Holdings Corp.	897,680	4,167,560
9,666	Rayonier Advanced Materials Inc.	160,768	157,169
30,000	Rexnord Corp.†	630,867	717,300
15,000	Sulzer AG	739,785	1,542,596
100,000	Toray Industries Inc.	771,663	846,100
12,000	Tredegar Corp.	171,530	265,320

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
46,000	Trinity Industries Inc.	$619,878	$1,215,780
217,000	Tyco International plc	5,493,446	8,350,160

		41,213,168	83,830,043

	Automotive: Parts and Accessories — 4.4%
107,600	BorgWarner Inc.	4,288,790	6,115,984
111,900	CLARCOR Inc.	1,571,971	6,964,656
244,100	Dana Holding Corp.	2,118,851	5,023,578
245,000	Genuine Parts Co.	10,061,692	21,934,850
160,600	Johnson Controls Inc.	3,803,198	7,954,518
188,000	Modine Manufacturing Co.†	4,012,428	2,017,240
90,000	O’Reilly Automotive Inc.†	5,941,941	20,338,200
115,000	Standard Motor Products Inc.	1,247,021	4,038,800
73,000	Superior Industries International Inc.	1,462,789	1,336,630
14,000	Visteon Corp.†	1,372,449	1,469,720

		35,881,130	77,194,176

	Consumer Services — 3.9%
20,000	eBay Inc.†	1,068,778	1,204,800
43,000	IAC/InterActiveCorp	1,098,767	3,425,380
205,000	Liberty Interactive Corp. QVC Group, Cl. A†	3,282,467	5,688,750
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	247,059	676,620
58,330	Liberty Ventures, Cl. A†	962,379	2,290,619
1,806,500	Rollins Inc.	12,609,502	51,539,445
125,000	The ADT Corp.	4,717,137	4,196,250
5,500	TripAdvisor Inc.†	194,460	479,270

		24,180,549	69,501,134

	Energy and Utilities — 3.9%
11,000	ABB Ltd., ADR	171,270	229,680
39,000	Anadarko Petroleum Corp.	2,262,604	3,044,340
59,000	Apache Corp.	2,771,519	3,400,170
80,000	BP plc, ADR	3,952,168	3,196,800
30,000	Cleco Corp.	1,603,080	1,615,500
18,000	CMS Energy Corp.	114,997	573,120
185,100	ConocoPhillips	8,559,949	11,366,991
50,000	CONSOL Energy Inc.	1,876,269	1,087,000
217,500	El Paso Electric Co.	5,979,825	7,538,550
30,000	Eversource Energy	682,730	1,362,300
58,600	Exxon Mobil Corp.	2,043,648	4,875,520
140,000	GenOn Energy Inc., Escrow†	0	0
196,400	Halliburton Co.	3,831,496	8,458,948
4,000	Marathon Oil Corp.	111,366	106,160
8,000	Marathon Petroleum Corp.	142,402	418,480
20,000	Murphy USA Inc.†	886,754	1,116,400
18,000	National Fuel Gas Co.	1,272,707	1,060,020
18,000	NextEra Energy Inc.	1,038,795	1,764,540
1,000	Niko Resources Ltd., OTC†	54,403	191

Shares		Cost	Market Value
3,000	Niko Resources Ltd., Toronto†	$923	$576
32,400	Oceaneering International Inc.	437,629	1,509,516
15,100	Phillips 66	1,113,603	1,216,456
140,000	Rowan Companies plc, Cl. A	5,221,015	2,955,400
28,000	RPC Inc.	363,509	387,240
5,000	SJW Corp.	68,704	153,450
17,000	Southwest Gas Corp.	389,070	904,570
108,900	Spectra Energy Corp.	2,721,643	3,550,140
101,000	The AES Corp.	947,543	1,339,260
35,000	Weatherford International plc†	503,431	429,450
164,000	Westar Energy Inc.	3,002,615	5,612,080

		52,125,667	69,272,848

	Consumer Products — 3.8%
100,000	Avon Products Inc.	1,551,852	626,000
119,000	Blyth Inc.†	1,818,267	755,650
15,300	Christian Dior SE	579,339	2,986,722
20,000	Church & Dwight Co. Inc.	66,357	1,622,600
105,000	Coty Inc., Cl. A	1,629,817	3,356,850
5,000	Crocs Inc.†	73,888	73,550
143,000	Energizer Holdings Inc.	12,910,268	18,811,650
2,100	Givaudan SA	725,396	3,634,205
100,000	Hanesbrands Inc.	864,434	3,332,000
23,800	Harley-Davidson Inc.	1,105,662	1,341,130
1,270	Hermes International	444,999	473,747
9,000	Jarden Corp.†	91,909	465,750
5,000	Mattel Inc.	76,720	128,450
11,000	National Presto Industries Inc.	529,994	883,520
10,000	Oil-Dri Corp. of America	171,255	303,800
46,800	Reckitt Benckiser Group plc	1,391,995	4,035,548
30,000	Svenska Cellulosa AB, Cl. B	404,760	762,861
823,800	Swedish Match AB	9,761,453	23,432,516
2,800	The Estee Lauder Companies Inc., Cl. A	131,792	242,648

		34,330,157	67,269,197

	Retail — 3.6%
73,300	AutoNation Inc.†	898,857	4,616,434
10,000	Bed Bath & Beyond Inc.†	701,260	689,800
40,000	Costco Wholesale Corp.	1,843,960	5,402,400
63,500	CST Brands Inc.	2,063,494	2,480,310
117,800	CVS Health Corp.	7,425,711	12,354,864
75,000	Hertz Global Holdings Inc.†	1,630,447	1,359,000
22,100	HSN Inc.	597,444	1,551,199
50,000	J.C. Penney Co. Inc.†	644,777	423,500
341,000	Macy’s Inc.	6,745,933	23,007,270
30,000	Penske Automotive Group Inc.	1,279,948	1,563,300
33,300	Sally Beauty Holdings Inc.†	264,056	1,051,614
17,000	The Cheesecake Factory Inc.	553,064	927,095
3,000	Tiffany & Co.	171,090	275,400
52,000	Walgreens Boots Alliance Inc.	1,540,167	4,390,880
33,200	Wal-Mart Stores Inc.	1,677,713	2,354,876

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
35,000	Whole Foods Market Inc.	$423,349	$1,380,400

		28,461,270	63,828,342

	Telecommunications — 3.0%
55,400	BCE Inc.	1,226,373	2,354,500
954,200	BT Group plc, Cl. A	3,945,717	6,749,746
750,000	Cincinnati Bell Inc.†	3,613,473	2,865,000
100,000	Deutsche Telekom AG, ADR	1,656,300	1,721,500
25,002	Harris Corp.	1,983,730	1,922,865
36,000	Hellenic Telecommunications Organization SA	452,921	303,396
15,000	Hellenic Telecommunications Organization SA, ADR	91,062	63,000
264,732	Koninklijke KPN NV	448,166	1,012,320
7,040,836	LIME†	128,658	27,161
22,000	Oi SA, ADR†	1,739,813	42,020
31,053	Sprint Corp.†	176,070	141,602
21,000	Telecom Argentina SA, ADR	127,554	377,790
575,000	Telecom Italia SpA†	2,238,769	729,503
76,500	Telefonica Brasil SA, ADR	1,263,183	1,065,645
578,715	Telefonica SA, ADR	8,697,329	8,217,753
570,300	Telephone & Data Systems Inc.	23,927,921	16,766,820
25,000	TELUS Corp.	233,734	861,289
125,000	Verizon Communications Inc.	5,239,043	5,826,250
40,027	Vodafone Group plc, ADR	1,849,397	1,458,984

		59,039,213	52,507,144

	Business Services — 2.9%
14,334	Allegion plc	232,677	862,047
12,500	Aramark	313,149	387,125
14,000	Ascent Capital Group Inc., Cl. A†	696,874	598,360
157,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,092,453	1,590,410
33,000	Contax Participacoes SA	67,778	56,254
96,000	Diebold Inc.	3,425,314	3,360,000
20,000	DigitalGlobe Inc.†	573,282	555,800
3,000	Edenred	38,786	74,132
170,400	G4S plc	0	719,148
17,300	Jardine Matheson Holdings Ltd.	565,935	981,775
88,000	Landauer Inc.	2,472,818	3,136,320
16,600	Macquarie Infrastructure Corp.	1,063,589	1,371,658
322,000	MasterCard Inc., Cl. A	7,788,946	30,100,560
5,000	Rentrak Corp.†	269,775	349,000
309,200	The Interpublic Group of Companies Inc.	3,879,391	5,958,284
10,000	Vectrus Inc.†	106,200	248,700
12,800	Visa Inc., Cl. A	140,800	859,520

		22,727,767	51,209,093

Shares		Cost	Market Value
	Aerospace and Defense — 2.4%
275,000	Aerojet Rocketdyne Holdings Inc.†	$2,370,094	$5,667,750
616,615	BBA Aviation plc	1,488,708	2,923,021
35,800	Kaman Corp.	881,634	1,501,452
17,500	Northrop Grumman Corp.	900,365	2,776,025
1,176,000	Rolls-Royce Holdings plc	9,015,346	16,075,671
169,200,000	Rolls-Royce Holdings plc, Cl. C†	254,467	265,854
93,000	The Boeing Co.(a)	6,146,365	12,900,960

		21,056,979	42,110,733

	Machinery — 2.4%
12,800	Caterpillar Inc.	86,323	1,085,696
53,592	CNH Industrial NV	464,629	497,334
295,000	Deere & Co.(a)	9,022,123	28,629,750
311,000	Xylem Inc.	7,694,218	11,528,770

		17,267,293	41,741,550

	Aviation: Parts and Services — 2.1%
30,000	B/E Aerospace Inc.	1,636,418	1,647,000
270,300	Curtiss-Wright Corp.	8,489,994	19,580,532
23,500	KLX Inc.†	981,598	1,037,055
78,000	Precision Castparts Corp.	6,229,101	15,589,860

		17,337,111	37,854,447

	Specialty Chemicals — 2.0%
10,000	Ashland Inc.	838,441	1,219,000
50,000	Chemtura Corp.†	1,321,875	1,415,500
20,000	E. I. du Pont de Nemours and Co.	899,328	1,279,000
420,000	Ferro Corp.†	3,892,584	7,047,600
8,000	FMC Corp.	136,430	420,400
39,000	H.B. Fuller Co.	1,131,051	1,584,180
11,000	Huntsman Corp.	254,859	242,770
73,000	International Flavors & Fragrances Inc.	4,002,818	7,978,170
250,000	OMNOVA Solutions Inc.†	1,510,743	1,872,500
192,600	Sensient Technologies Corp.	4,877,366	13,162,284
6,000	SGL Carbon SE†	141,557	96,858

		19,007,052	36,318,262

	Hotels and Gaming — 1.7%
16,000	Accor SA	549,282	807,510
45,000	Belmond Ltd., Cl. A†	621,367	562,050
90,000	Genting Singapore plc	74,910	59,806
8,000	Hyatt Hotels Corp., Cl. A†	263,258	453,520
9,095	International Game Technology plc†	172,350	161,527
27,200	Interval Leisure Group Inc.	513,097	621,520
779,400	Ladbrokes plc	3,262,973	1,589,563
43,000	Las Vegas Sands Corp.	657,318	2,260,510
4,569,500	Mandarin Oriental International Ltd.	8,011,198	7,196,962

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
70,000	MGM China Holdings Ltd.	$137,917	$114,506
50,000	MGM Resorts International†	699,287	912,500
34,000	Pinnacle Entertainment Inc.†	161,420	1,267,520
188,800	Ryman Hospitality Properties Inc.	5,121,573	10,027,168
29,000	Starwood Hotels & Resorts Worldwide Inc.	446,065	2,351,610
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	277,622
4,000	Wyndham Worldwide Corp.	282,896	327,640
2,500	Wynn Resorts Ltd.	137,730	246,675

		21,268,091	29,238,209

	Broadcasting — 1.6%
253,300	CBS Corp., Cl. A, Voting	7,617,840	14,539,420
2,000	Cogeco Inc.	39,014	91,801
17,334	Corus Entertainment Inc., OTC, Cl. B	30,215	231,444
6,666	Corus Entertainment Inc., Toronto, Cl. B	12,406	88,969
16,000	Gray Television Inc.†	14,422	250,880
19,250	Liberty Broadband Corp., Cl. A†	608,060	981,172
62,047	Liberty Broadband Corp., Cl. C†	1,953,620	3,174,325
89,000	Liberty Media Corp., Cl. A†	1,858,571	3,207,560
171,000	Liberty Media Corp., Cl. C†	3,842,850	6,138,900
85,200	Television Broadcasts Ltd.	339,712	505,602

		16,316,710	29,210,073

	Wireless Communications — 1.3%
105,000	America Movil SAB de CV, Cl. L, ADR	735,232	2,237,550
9,000,000	Cable & Wireless Communications plc	6,727,260	9,418,013
42,000	Millicom International Cellular SA, SDR	3,737,666	3,098,126
150,000	NTT DoCoMo Inc.	2,980,751	2,872,901
50,075	Tim Participacoes SA, ADR	371,251	819,227
28,000	T-Mobile US Inc.†	783,008	1,085,560
104,600	United States Cellular Corp.†	4,965,942	3,940,282

		20,301,110	23,471,659

	Publishing — 1.3%
1,800	Graham Holdings Co., Cl. B	1,489,449	1,935,090
6,250	Journal Media Group Inc.	12,582	51,812
111,600	McGraw Hill Financial Inc.	4,595,648	11,210,220
104,000	Meredith Corp.	4,447,392	5,423,600
125,000	News Corp., Cl. A†	1,939,129	1,823,750
148,600	News Corp., Cl. B†	1,640,044	2,116,064
25,000	The E.W. Scripps Co., Cl. A	144,698	571,250

		14,268,942	23,131,786

Shares		Cost	Market Value
	Electronics — 1.2%
19,100	Bel Fuse Inc., Cl. A	$544,183	$394,606
5,000	Emerson Electric Co.	299,649	277,150
4,000	Hitachi Ltd., ADR	287,076	263,460
50,000	Integrated Device Technology Inc.†	1,138,395	1,085,000
60,000	Intel Corp.	1,289,364	1,824,900
34,171	Koninklijke Philips NV	180,355	869,985
2,400	Mettler-Toledo International Inc.†	337,270	819,504
42,600	TE Connectivity Ltd.	1,656,580	2,739,180
245,000	Texas Instruments Inc.	8,800,177	12,619,950

		14,533,049	20,893,735

	Environmental Services — 1.1%
35,000	Pentair plc	1,197,464	2,406,250
230,800	Republic Services Inc.	5,193,696	9,040,436
157,400	Waste Management Inc.	4,560,250	7,295,490

		10,951,410	18,742,176

	Telecommunication Services — 0.9%
76,800	Liberty Global plc, Cl. A†	838,339	4,152,576
240,000	Liberty Global plc, Cl. C†	3,716,903	12,151,200

		4,555,242	16,303,776

	Automotive — 0.7%
95,746	General Motors Co.	3,682,527	3,191,214
222,874	Navistar International Corp.†	6,366,109	5,043,639
75,000	PACCAR Inc.	327,796	4,785,750

		10,376,432	13,020,603

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	9,150,371	9,644,000
16,000	Monsanto Co.	709,229	1,705,440
12,800	Syngenta AG, ADR	186,484	1,044,608
10,000	The Mosaic Co.	428,085	468,500

		10,474,169	12,862,548

	Computer Software and Services — 0.7%
7,000	Check Point Software Technologies Ltd.†	118,774	556,850
6,000	Electronic Arts Inc.†	86,126	399,000
1,002	Google Inc., Cl. C†	520,271	521,551
23,000	InterXion Holding NV†	338,737	635,950
62,000	NCR Corp.†	757,681	1,866,200
21,900	Rockwell Automation Inc.	695,220	2,729,616
20,000	VeriFone Systems Inc.†	477,903	679,200
130,000	Yahoo! Inc.†	2,884,194	5,107,700

		5,878,906	12,496,067

	Metals and Mining — 0.5%
37,400	Agnico Eagle Mines Ltd.	1,530,570	1,061,038
110,000	Alcoa Inc.	1,014,118	1,226,500
54,000	Barrick Gold Corp.	1,581,120	575,640

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
30,000	Cliffs Natural Resources Inc.	$296,432	$129,900
40,000	Freeport-McMoRan Inc.	1,233,811	744,800
4,800	Materion Corp.	108,162	169,200
50,000	New Hope Corp. Ltd.	67,580	72,912
143,600	Newmont Mining Corp.	5,120,536	3,354,496
51,000	TimkenSteel Corp.	1,562,173	1,376,490
140,000	Turquoise Hill Resources Ltd.†	726,343	530,600
14,000	Vale SA, ADR	236,116	82,460

		13,476,961	9,324,036

	Communications Equipment — 0.5%
430,000	Corning Inc.	5,015,055	8,483,900

	Transportation — 0.4%
139,800	GATX Corp.	4,452,896	7,430,370

	Real Estate — 0.4%
40,000	Forest City Enterprises Inc., Cl. A†.	805,346	884,000
56,000	Griffin Industrial Realty Inc.	542,694	1,794,240
275,000	The St. Joe Co.†	5,204,866	4,270,750

		6,552,906	6,948,990

	Building and Construction — 0.3%
18,000	Assa Abloy AB, Cl. B	310,378	338,945
86,000	Fortune Brands Home & Security Inc.	777,503	3,940,520
45,000	Layne Christensen Co.†	573,982	402,750

		1,661,863	4,682,215

	Closed-End Funds — 0.2%
4,285	Royce Global Value Trust Inc.	37,280	35,608
30,000	Royce Value Trust Inc.	368,797	413,700
93,331	The Central Europe, Russia, and Turkey Fund Inc.	2,616,890	1,946,885
123,430	The New Germany Fund Inc.	1,628,914	1,861,324

		4,651,881	4,257,517

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	106,125	707,550
30,000	Nobility Homes Inc.†	349,956	306,750
50,000	Skyline Corp.†	478,741	147,000

		934,822	1,161,300

	Real Estate Investment Trusts — 0.0%
29,000	Rayonier Inc.	457,601	740,950

	TOTAL COMMON STOCKS	929,110,900	1,727,999,769

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	515,202	1,029,630

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	$139,263	$312,660

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$ 2,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	2,000,000	2,442,500

	U.S. GOVERNMENT OBLIGATIONS — 2.5%
44,385,000	U.S. Treasury Bills, 0.000% to 0.110%††, 07/16/15 to 12/24/15	44,375,645	44,381,057

TOTAL INVESTMENTS — 100.0%		$976,141,010	1,776,165,616

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
700	S&P 500 E-Mini Futures(c)	09/18/15	1,093,568

Market Value

Other Assets and Liabilities (Net)	447,624

PREFERRED STOCK (9,353,334 preferred shares outstanding)
(333,733,350)

NET ASSETS — COMMON STOCK (219,244,891 common shares outstanding)	$1,443,973,458

NET ASSET VALUE PER COMMON SHARE ($1,443,973,458 ÷ 219,244,891 shares outstanding)	$6.59

(a)	Securities, or a portion thereof, with a value of $54,293,100, were pledged as collateral for futures contracts.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of the Rule 144A security amounted to $2,442,500 or 0.14% of total investments.

(c)	At June 30, 2015, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	82.5%	$1,464,973,594
Europe	13.1	231,782,473
Latin America	2.8	49,682,162
Japan	1.6	28,871,251
Asia/Pacific	0.0	856,136

Total Investments	100.0%	$1,776,165,616

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $976,141,010)	$1,776,165,616
Foreign currency, at value (cost $2,904)	2,881
Receivable for investments sold	3,477,314
Dividends and interest receivable	2,636,495
Deferred offering expense	107,836
Prepaid expenses	12,845

Total Assets	1,782,402,987

Liabilities:
Payable to custodian	3,868
Distributions payable	172,002
Payable for investments purchased	1,443,962
Payable for investment advisory fees	1,865,490
Payable for payroll expenses	30,142
Payable for accounting fees	11,250
Payable for auction agent fees	873,578
Variation margin payable	136,500
Other accrued expenses	159,387

Total Liabilities	4,696,179

Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D (5.875%, $25 liquidation value, 3,000,000 shares authorized with 2,363,860 shares issued and outstanding)	59,096,500
Series E (Auction Rate, $25,000 liquidation value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series G ($25 liquidation value, 2,816,524 shares authorized with 2,798,501 shares issued and outstanding)	69,962,525
Series H (5.000%, $25 liquidation value, 4,200,000 shares authorized with 4,186,973 shares issued and outstanding)	104,674,325

Total Preferred Stock	333,733,350

Net Assets Attributable to Common Shareholders	$1,443,973,458

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$648,042,570
Distributions in excess of net investment income	(244,500)
Distributions in excess of net realized gain on investments, futures contracts, and foreign currency transactions	(4,944,886)
Net unrealized appreciation on investments	800,024,606
Net unrealized appreciation on futures contracts	1,093,568
Net unrealized appreciation on foreign currency translations	2,100

Net Assets	$1,443,973,458

Net Asset Value per Common Share:
($1,443,973,458 ÷ 219,244,891 shares outstanding at $0.001 par value; 246,000,000 shares authorized)	$6.59

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $891,442)	$16,302,670
Interest	58,759

Total Investment Income	16,361,429

Expenses:
Investment advisory fees	9,016,970
Shareholder communications expenses	173,119
Custodian fees	107,296
Directors’ fees	88,545
Payroll expenses	83,876
Shareholder services fees	70,129
Legal and audit fees	59,361
Accounting fees	22,500
Miscellaneous expenses	361,435

Total Expenses	9,983,231

Less:
Advisory fee reduction (See Note 3)	(293,054)
Advisory fee reduction on unsupervised assets (See Note 3)	(1,851)
Expenses paid indirectly by broker (See Note 3)	(5,821)

Total Reductions	(300,726)

Net Expenses	9,682,505

Net Investment Income	6,678,924

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments	17,309,160
Net realized loss on futures contracts	(455,786)
Net realized loss on foreign currency transactions	(7,449)

Net realized gain on investments, futures contracts, and foreign currency transactions	16,845,925

Net change in unrealized appreciation/depreciation: on investments	4,879,350
on futures contracts	968,913
on foreign currency translations	14,656

Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	5,862,919

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	22,708,844

Net Increase in Net Assets Resulting from Operations	29,387,768

Total Distributions to Preferred Shareholders	(6,142,077)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$23,245,691

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
Operations:
Net investment income	$6,678,924		$11,351,235
Net realized gain on investments, futures contracts, and foreign currency transactions	16,845,925		107,618,196
Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	5,862,919		(36,911,307)

Net Increase in Net Assets Resulting from Operations	29,387,768		82,058,124

Distributions to Preferred Shareholders:
Net investment income	(2,323,599	)*	(1,169,042)
Net realized gain	(3,818,478	)*	(11,171,723)

Total Distributions to Preferred Shareholders	(6,142,077)		(12,340,765)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	23,245,691		69,717,359

Distributions to Common Shareholders:
Net investment income	(3,946,408	)*	(10,239,764)
Net realized gain	(6,577,346	)*	(97,854,364)
Return of capital	(55,249,711	)*	(19,611,714)

Total Distributions to Common Shareholders	(65,773,465)		(127,705,842)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	—		156,969,797
Net increase in net assets from common shares issued upon reinvestment of distributions	—		9,042,602
Net increase in net assets from repurchase of preferred shares	10,213		30,852

Net Increase in Net Assets from Fund Share Transactions	10,213		166,043,251

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(42,517,561)		108,054,768

Net Assets Attributable to Common Shareholders:
Beginning of year	1,486,491,019		1,378,436,251

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,443,973,458		$1,486,491,019

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2015 (Unaudited)
			Year Ended December 31,
			2014	2013	2012	2011		2010
Operating Performance:
Net asset value, beginning of year	$6.78		$7.23	$5.60	$5.20	$5.85		$5.03

Net investment income	0.03		0.07	0.06	0.09	0.07		0.05
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and foreign currency transactions	0.11		0.30	2.26	0.97	(0.08)		1.35

Total from investment operations	0.14		0.37	2.32	1.06	(0.01)		1.40

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.01)	(0.01)	(0.03)	(0.06)		(0.05)
Net realized gain	(0.02	)*	(0.05)	(0.06)	(0.05)	(0.01)		—
Return of capital	—		—	—	—	—		(0.02)

Total distributions to preferred shareholders	(0.03)		(0.06)	(0.07)	(0.08)	(0.07)		(0.07)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.11		0.31	2.25	0.98	(0.08)		1.33

Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.05)	(0.05)	(0.06)	(0.02)		—
Net realized gain	(0.03	)*	(0.49)	(0.57)	(0.11)	(0.00	)(b)	—
Return of capital	(0.25	)*	(0.10)	—	(0.39)	(0.55)		(0.51)

Total distributions to common shareholders	(0.30)		(0.64)	(0.62)	(0.56)	(0.57)		(0.51)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		(0.12)	0.00 (b)	—	—		—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00 (b)	0.00 (b)	—	—		—
Recapture of gain on sale of Fund shares by an affiliate	—		—	—	—	—		0.00 (b)
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—	0.00 (b)	(0.02)	—		—

Total Fund share transactions	0.00	(b)	(0.12)	0.00 (b)	(0.02)	—		0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$6.59		$6.78	$7.23	$5.60	$5.20		$5.85

NAV total return †	1.64%		4.68%	41.90%	19.05%	(1.17)%		28.15%

Market value, end of period	$6.26		$6.47	$7.75	$5.58	$4.99		$5.67

Investment total return ††	1.27%		(6.08)%	52.44%	23.62%	(2.15)%		23.96%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,777,707		$1,820,361	$1,712,663	$1,384,961	$1,265,307		$1,364,172
Net assets attributable to common shares, end of period (in 000’s)	$1,443,973		$1,486,491	$1,378,436	$1,050,451	$959,950		$1,058,815
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.91	%(c)	0.82%	0.84%	1.54%	1.26%		0.92%
Ratio of operating expenses to average net assets attributable to common shares:
before fee reduction	1.36	%(c)(d)	1.37%	1.40%	1.48%	1.48%		1.50%
net of fee reduction, if any	1.32	%(c)(d)	1.33%	1.40%	1.48%	1.19%		1.50%
Ratio of operating expenses to average net assets including liquidation value of preferred shares:
before fee reduction	1.11	%(c)(d)	1.10%	1.10%	1.12%	1.15%		1.14%
net of fee reduction, if any	1.07	%(c)(d)	1.07%	1.10%	1.12%	0.92%		1.14%
Portfolio turnover rate	2.2%		10.9%	10.0%	4.2%	6.3%		5.5%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2015 (Unaudited)
		Year Ended December 31,
		2014	2013	2012	2011	2010
Cumulative Preferred Stock:
Auction Rate Series C
Liquidation value, end of period (in 000’s)	$72,000	$72,000	$72,000	$72,000	$72,000	$72,000
Total shares outstanding (in 000’s)	3	3	3	3	3	3
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(e)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$133,168	$136,308	$128,106	$103,507	$103,593	$111,687
5.875% Series D
Liquidation value, end of period (in 000’s)	$59,097	$59,097	$59,097	$59,097	$59,097	$59,097
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364	2,364
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(f)	$25.61	$25.21	$25.27	$25.75	$25.35	$25.03
Asset coverage per share	$133.17	$136.31	$128.11	$103.51	$103.59	$111.69
Auction Rate Series E
Liquidation value, end of period (in 000’s)	$28,000	$28,000	$28,000	$28,000	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(e)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$133,168	$136,308	$128,106	$103,507	$103,593	$111,687
6.200% Series F
Liquidation value, end of period (in 000’s)	—	—	—	—	$146,260	$146,260
Total shares outstanding (in 000’s)	—	—	—	—	5,850	5,850
Liquidation preference per share	—	—	—	—	$25.00	$25.00
Average market value(f)	—	—	—	—	$25.57	$25.71
Asset coverage per share	—	—	—	—	$103.59	$111.69
Series G
Liquidation value, end of period (in 000’s)	$69,963	$70,099	$70,373	$70,413	—	—
Total shares outstanding (in 000’s)	2,799	2,804	2,815	2,817	—	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	—	—
Average market value(f)	$23.60	$23.32	$23.91	$26.01	—	—
Asset coverage per share	$133.17	$136.31	$128.11	$103.51	—	—
5.000% Series H
Liquidation value, end of period (in 000’s)	$104,674	$104,674	$104,757	$105,000	—	—
Total shares outstanding (in 000’s)	4,187	4,187	4,190	4,200	—	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	—	—
Average market value(f)	$23.97	$22.82	$23.85	$25.55	—	—
Asset coverage per share	$133.17	$136.31	$128.11	$103.51	—	—
Asset Coverage(g)	533%	545%	512%	414%	414%	447%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

†

For the six months ended June 30, 2015 and the years ended 2014 and 2013 based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. The years ended 2012, 2011, and 2010 were based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.
(e)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(f)	Based on weekly prices.
(g)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the “Fund”) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is long term growth of capital with income as a secondary objective. Investment operations commenced on August 21, 1986.

The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Fund will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$69,272,657	$191	$0	$69,272,848
Telecommunications	52,140,748	366,396	—	52,507,144
Aerospace and Defense	41,844,879	265,854	—	42,110,733
Manufactured Housing and Recreational Vehicles	854,550	306,750	—	1,161,300
Other Industries (a)	1,562,947,744	—	—	1,562,947,744
Total Common Stocks	1,727,060,578	939,191	0	1,727,999,769
Convertible Preferred Stocks (a)	1,029,630	—	—	1,029,630
Warrants (a)	312,660	—	—	312,660
Convertible Corporate Bonds (a)	—	2,442,500	—	2,442,500
U.S. Government Obligations	—	44,381,057	—	44,381,057
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,728,402,868	$47,762,748	$0	$1,776,165,616

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACTS
Futures Contracts Sold (b)	—	$1,093,568	—	$1,093,568

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized appreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

During the six months ended June 30, 2015, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at June 30, 2015 are reflected within the Schedule of Investments.

The Fund’s volume of equity futures contracts held during the six months ended June 30, 2015 had an average monthly notional amount while outstanding of approximately $60,729,750.

As of June 30, 2015, the equity risk exposure associated with the futures contracts can be found in the Statement of Assets and Liabilities, under Liabilities, Variation margin payable. For the six months ended June 30, 2015, the effect of equity futures contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized loss on futures contracts, and Net change in unrealized appreciation/depreciation on futures contracts.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2015, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2015, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, Series G Cumulative Preferred Stock, and 5.00% Series H Cumulative Preferred Stock (“Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$13,777,398	$1,572,922
Net long term capital gains	94,316,730	10,767,843
Return of capital	19,611,714	—

Total distributions paid	$127,705,842	$12,340,765

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2014, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, futures contracts, and foreign currency translations	$783,538,040
Other temporary differences*	(329,089)

Total	$783,208,951

*	Other temporary differences were primarily due to distributions payable and mark-to-market adjustments on future contracts.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$987,286,530	$847,292,098	$(58,413,012)	$788,879,086

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C, Series D, and Series E Preferred Stock (“C, D, and E Preferred Stock”) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the C, D, and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C, D, and E Preferred Stock for the period. For the six months ended June 30, 2015, the Fund’s total return on the NAV of the common shares exceeded the dividend rate of the outstanding C and E Preferred Stock, but not on the outstanding D Preferred Stock. Thus, advisory fees were accrued on the liquidation value of the C and E Preferred Stock, and advisory fees on the liquidation value of the D Preferred Stock were reduced by $293,054.

During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $16,683 to G.research, Inc., an affiliate of the Adviser.

During the six months ended June 30, 2015, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,821.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2015, the Fund paid or accrued $83,876 in payroll expenses in the Statement of Operations.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2015, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $1,851.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, and the Nominating Committee Chairman and the Lead Director each receive an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $38,642,225 and $43,317,074, respectively.

5. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 246,000,000 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2015 and the year ended December 31, 2014, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Increase from common shares issued in offering	—	$—	27,405,612	$157,582,269
Net increase from common shares issued upon reinvestment of distributions	—	—	1,235,151	9,042,602

Net increase	—	$—	28,640,763	$166,624,871

A shelf registration authorizing the offering of an additional $500 million of common or preferred shares was declared effective by the SEC on August 7, 2014.

On September 19, 2014, the Fund distributed one transferable right for each of the 191,839,279 common shares outstanding on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.75 per share. On October 27, 2014, the Fund issued 27,405,612 common shares receiving net proceeds of $156,969,797, after the deduction of offering expenses of $612,472. The NAV of the Fund was reduced by $0.12 per share on the day the additional shares were issued. The additional shares were issued below NAV.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series D, Series E, Series G, and Series H Preferred Stock at redemption prices of $25,000, $25, $25,000, $25, and $25, respectively, per share plus an amount equal to the accumulated

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series C and Series E Preferred Stocks, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at anytime, in whole or in part, the Series C, Series D, and Series E Preferred Stock at their respective redemption prices. In addition, the Board has authorized the repurchase of Series D Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2015 and the year ended December 31, 2014, the Fund did not repurchase or redeem any shares of Series C, Series D, and Series E Preferred Stock.

Commencing July 31, 2017 and September 27, 2017, and anytimes thereafter, the Fund, at its option, may redeem the Series G and Series H Preferred Stock, respectively, in whole or in part at the redemption price. In addition, the Board has authorized the repurchase of the Series G and Series H Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2015, the Fund did not repurchase or redeem any shares of Series H. During the six months ended June 30, 2015, the Fund repurchased and retired 5,460 of the Series G Preferred in the open market at a cost of $124,432 and an average discount of approximately 8.88% from its liquidation preference.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/2015	Net Proceeds	2015 Dividend Rate Range	Dividend Rate at 06/30/2015	Accrued Dividends at 06/30/2015
C Auction Rate	June 27, 2002	5,200	2,880	$128,246,557	0.123% to 0.228%	0.140%	$1,960
D 5.875%	October 7, 2003	3,000,000	2,363,860	$72,375,842	Fixed Rate	5.875%	$48,221
E Auction Rate	October 7, 2003	2,000	1,120	$49,350,009	0.140% to 0.175%	0.140%	$545
G	August 1, 2012	2,816,524	2,798,501	$69,812,243	Fixed Rate	5.000%	$48,585
H 5.000%	September 28, 2012	4,200,000	4,186,973	$101,167,500	Fixed Rate	5.000%	$72,691

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Portfolio Management Team. As of June 1, 2015, Robert D. Leininger, CFA and Daniel M. Miller have been named to the investment team of the Gabelli Equity Trust. Messrs. Leininger and Miller join Mario J. Gabelli, who has been the portfolio manager of the Fund since its launch on August 21, 1986, and Kevin V. Dreyer and Christopher J. Marangi, who joined the portfolio management team on July 1, 2013.

Commenting on the appointments, Mr. Gabelli said, “We are delighted to have Bob and Dan join the Equity Trust team. They will make a value added addition to our team to find investments that meet the objectives of (y)our Fund.”

Mr. Leininger joined the firm in 1993 as a security analyst covering the beverage industry after earning his MBA from the Wharton School at the University of Pennsylvania. He rejoined Gabelli in 2010. He holds the Chartered Financial Analyst designation and is a member of the Financial Analyst Society of Philadelphia. He is a magna cum laude graduate of Amherst College with a degree in Economics.

Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 11, 2015 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 11, 2015 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Anthony R. Pustorino as a Director of the Fund. A total of 169,566,219 votes were cast in favor of this Director and a total of 10,467,002 votes were withheld for this Director. In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Director of the Fund. A total of 7,954,234 votes were cast in favor of this Director and a total of 369,313 votes were withheld for this Director.

Mario J. Gabelli, CFA, Anthony J. Colavita, Frank J. Fahrenkopf, Jr., Arthur V. Ferrara, William F. Heitmann, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2015, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Equity Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on May 20, 2015, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services.

The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other core, growth, and value equity closed-end funds included in the Lipper peer group. The Independent Board Members noted that the Fund’s total return performance was above the average and median of a select group of peers for the three and ten year periods ended March 31, 2015, but below those averages for the one year period ended March 31, 2015. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s Lipper peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those for non-fund clients. The Independent Board Members noted that the “other non-management expenses” paid by the Fund are above the average and median for the Fund’s Lipper peer group category and below the average and median for a select group of peers, and above the average and median for a select group of peers, and that the total expenses were above the average and median for peer funds and that management and gross advisory fees were at the high end of the peer group range. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C, Series D, and Series E preferred stock if the total

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the Series C, Series D, and Series E preferred stock, as applicable, for the year after consideration of the reinvestment of distributions and the management fees attributable to the incremental liquidation value of the Series C, Series D, and Series E preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund, both as part of the Gabelli/GAMCO Fund complex and under the assumption that the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the absolute advisory fee was reasonable despite the absence of breakpoints, particularly in light of the above average performance over time.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Independent Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted that the Adviser increased its personnel and resources devoted to the Gabelli/GAMCO fund complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s above average performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions.

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable in relation to the quality of services provided and in light of other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on the evaluation of all these factors and did not consider any one factor as all important or controlling.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of Gabelli & Company, the firm’s institutional research business. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.
One Corporate Center
Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2015

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/15 through 01/31/15	Common – N/A Preferred Series D – N/A Preferred Series G – 5,460 Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – $22.7897 Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – 5,460 Preferred Series H – N/A	Common – 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,803,961– 5,460 = 2,798,501 Preferred Series H – 4,186,973
Month #2 02/01/15 through 02/28/15	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,798,501 Preferred Series H – 4,186,973
Month #3 03/01/15 through 03/31/15	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,798,501 Preferred Series H – 4,186,973
Month #4 04/01/15 through 04/30/15	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,798,501 Preferred Series H – 4,186,973
Month #5 05/01/15 through 05/31/15	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,798,501 Preferred Series H – 4,186,973

Month#6 06/01/15 through 06/30/15	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 219,244,891 Preferred Series D – 2,363,860 Preferred Series G – 2,798,501 Preferred Series H – 4,186,973
Total	Common – N/A Preferred Series D – N/A Preferred Series G – 5,460 Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – $22.7897 Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – 5,460 Preferred Series H –N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/3/2015

* Print the name and title of each signing officer under his or her signature.